Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 179,977,653.58
Previously Paid Amount	0.00
Total Fee Amount	24,855.00
Total Offset Amount	0.00
Net Fee	$ 24,855.00